Other Assets (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Assets
Debt issuance costs	$ 5,589,000		$ 2,282,000	$ 1,202,000
Prepaid expenses	5,019,000		3,640,000	3,910,000
Cash held by community development districts	2,635,000		3,518,000	4,780,000
Cash deposits for letters of credit and surety bonds	814,000		3,857,000	4,177,000
Investment in unconsolidated joint ventures			700,000	2,631,000
Other	1,966,000		3,792,000	2,980,000
Total other assets	16,023,000		17,789,000	19,680,000
Cash paid for debt issuance costs	5,597,000	2,492,000	3,495,000
Write-off of net debt issuance costs	$ 1,800,000	$ 2,000,000